Pro Forma Adjustments and Assumptions - Additional Information (Details) $ in Thousands				1 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Oct. 21, 2021 USD ($)	May 03, 2021 USD ($)	Nov. 19, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / bbl	Sep. 30, 2021 USD ($) $ / bbl	Nov. 19, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / bbl	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2021 USD ($)
Pro Forma Adjustments And Assumptions [Line Items]
Total cash paid	$ 511,296	$ 585,802
Transaction costs		4,123
Accrued liabilities, estimated MVC		5,508
General and administrative expenses				$ 14,224	$ 60,461	$ 145,294		$ 143,506	$ 121,346
Depletion rate (in dollars per Boe) | $ / bbl				8.47	8.47		8.47
Other property, plant, and equipment expense, other					$ 300		$ 300
Asset retirement obligation, accretion expense					600		800
Increase (decrease) in general and administrative expenses		(1,800)
Fresh start adjustment, net loss attributable to non controlling interests							86,800
Reorganization adjustment, net income attributable to non controlling interests							9,100
Unamortized prepaid cash incentive						4,200
Gain (loss) on debt discharge			$ 964,569			28,014
Gain (loss) on revaluation adjustments						92,901
Loss on revaluation adjustments			(225,336)
Write-off of unamortized debt discount			(38,373)
Professional fees			(16,352)
Write-off of unamortized deferred financing costs			(12,739)
Debtor-in-possession credit facility fees			(5,853)
Total reorganization items, net			$ 665,916			120,915
Reorganization adjustment, income tax expense						9,700
Fresh start adjustment, income tax benefit						6,400
General and Administrative Expense
Pro Forma Adjustments And Assumptions [Line Items]
Transaction costs					1,800
Restricted Stock
Pro Forma Adjustments And Assumptions [Line Items]
Share-based compensation, immediate vesting, amount						6,700
Performance Shares
Pro Forma Adjustments And Assumptions [Line Items]
Share-based compensation, immediate vesting, amount						4,700
Phantom Share Units (PSUs)
Pro Forma Adjustments And Assumptions [Line Items]
Share-based compensation, immediate vesting, amount						$ 1,000
Oasis Senior Notes | Unsecured Debt
Pro Forma Adjustments And Assumptions [Line Items]
Interest expense					11,100		25,500
Deferred financing cost				$ 1,600	700		1,600
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Permian Basin Sale
Pro Forma Adjustments And Assumptions [Line Items]
Gain on sale of properties					227,400
Forecast
Pro Forma Adjustments And Assumptions [Line Items]
Transaction costs										$ 2,300
2021 Williston Acquisition
Pro Forma Adjustments And Assumptions [Line Items]
Total cash paid	$ 511,300	$ 74,506
2021 Williston Acquisition | Additional Employees
Pro Forma Adjustments And Assumptions [Line Items]
General and administrative expenses					$ 2,800		$ 3,700